UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22761

Franklin BSP Private Credit Fund
(Exact name of registrant as specified in charter)

9 West 57th Street,49th Floor, Suite 4920
New York, NY 10019
(Address of principal executive offices) (Zip code)

Franklin BSP Private Credit Fund
9 West 57th Street,49th Floor, Suite 4920
New York, NY 10019
(Name and address of agent for service)

Registrant's telephone number, including area code: (212)-558-6770

Date of fiscal year end: December 31, 2023

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin BSP Private Credit Fund

By (Signature and Title)   /s/ Richard Byrne
Richard Byrne, Chief Executive Officer and President

Date   August 30, 2023

By (Signature and Title)    /s/ Nina Baryski
Nina Baryski, Chief Financial Officer and Treasurer

Date   August 30, 2023